SHAREHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 10— SHAREHOLDERS’ EQUITY

1) Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 shares to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 115,540, 111,972 and 57,142 to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 124,223 shares to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 1,384,564 shares of common stock for the conversion of convertible promissory note payable (see note 9 (a)).

On January 19, 2023, the Company sold an aggregate of 160,000,000 shares of the common stock to buyers of the private placement for an aggregate purchase price of $40,000,000, or $0.25 per share. On January 20, 2023, the Company received net proceeds of $40 million accordingly.

As of March 31, 2023, the Company had 193,604,965 issued and outstanding shares.

2) Reverse Stock Split

On February 17, 2023, the Board authorized a reverse stock split with a ratio of not less than one to five (1:5) and not more than one to eighty (1:80), with the exact amount and the timing of the reverse stock split to be as determined by the Chairman of the Board. Upon such reverse stock split becoming effective, the number of authorized shares of the common stock of the Company will also be decreased in the same ratio. Pursuant to Nevada Revised Statutes Section 78.209, the reverse stock split does not have to be approved by the shareholders of the Company.

NOTE 10— SHAREHOLDERS’ EQUITY

Ordinary Shares

The Company’s authorized number of ordinary shares was 300,000,000 shares with par value of $0.001.

On December 22,2020, the Company issued 103,610 shares of common stock to The Crone Law Group, P.C. or its designees for legal services (see Note 11).

On January 1, 2021, the Company issued an aggregate of 310,830 shares to a third party service provider for consulting services that had been rendered.

On April 14, April 27, 2022 and September 1, 2022, the Company issued cashless warrant shares of 115,540, 111,972 and 57,142 to three lenders respectively. (see Note 9 (b)).

During the year ended December 31, 2022, the Company issued 124,223 shares to a third party for warrant exercise (see Note 11).

During the year ended December 31, 2022, the Company issued 1,384,564 shares of common stock for the conversion of convertible promissory note payable (see note 9 (a)).

As of December 31, 2022, the Company had 33,604,965 issued and outstanding shares.

Statutory reserve and restricted net assets

Under PRC rules and regulations, all subsidiaries of Wetouch in the PRC are required to appropriate 10% of their net income to a statutory surplus reserve until the reserve balance reaches 50% of their registered capital. The appropriation to this statutory surplus reserve must be made before distribution of dividends can be made. The statutory reserve is non-distributable, other than during liquidation, and can be used to fund previous years losses, if any, and may be converted into share capital by issuing new shares to existing shareholders in proportion to their shareholders or by increasing the par value of the shares currently outstanding, provided that the remaining balance of the statutory reserve after such issue is not less than 25% of the registered capital.

Appropriations to the discretionary surplus reserve are made at the discretion of the board of directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

For the years ended December 31, 2022 and 2021, the Company made appropriations to the reserve fund of RMB6,554,271(equivalent to US$973,718) and RMB12,933,795 (equivalent to US$2,005,084), respectively.